RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

The Company has transactions with a certain shareholder and its affiliates, and an investee in the ordinary course of business.

The Company had the following significant related party transactions for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021 $	2022 $	2023 $

Services provided by:
- Shareholder and its affiliates(1)	164,911	109,422	–
- Investee(2)	–	–	11,327

Services provided to:
- Investee(2)	–	–	8,624

The Company had the following significant related party balances as of December 31, 2022 and 2023:
	As of December 31,
	2022 $	2023 $

Amounts due from:
- Investee(2)	–	281,485

Amounts due to:
- Investee(2)	–	63,419

(1)
On September 5, 2022, the director who is an executive officer of Tencent Limited (“Tencent”) resigned from the Board of Directors of the Company and Tencent granted an irrevocable voting proxy with respect to all its shares in the Company to the Board of Directors of the Company to vote on matters that are subject to the vote of shareholders of the Company. Accordingly, Tencent is no longer a related party of the Company.

(2)
In October 2023, the Company deconsolidated a subsidiary. The Company retained significant influence and the retained investment is accounted for using the equity method. Accordingly, the investee continues to be considered as a related party of the Company. Gain on deconsolidation is not material to the consolidated financial statements.